Debt (Capital Lease Obligations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases, Capital [Abstract]
Interest imputed on capital leases	$ 1	$ 83
Capital lease obligations [Member]
Leases, Capital [Abstract]
Net carrying amount of properties which secures the capital lease obligations	$ 74	176
Capital lease obligations maturity start year	2019
Capital lease obligations maturity end year	2021
Capital lease obligations [Member] | Minimum [Member]
Leases, Capital [Abstract]
Interest rate for capital lease obligations	1.80%
Capital lease obligations [Member] | Maximum [Member]
Leases, Capital [Abstract]
Interest rate for capital lease obligations	4.30%
Equipment Leases [Member]
Leases, Capital [Abstract]
Capital lease assets acquired in period	$ 0	$ 30